Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,715,516	¥ 1,723,096	¥ 1,930,588
Non-interest expenses	1,080,402	1,230,523	1,257,417
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	419,816	394,984
Advances to affiliated companies	300	300
Other receivables from affiliated companies	1,577	1,372
Other payables to affiliated companies	12,284	7,606
Revenues	1,205	1,124	688
Non-interest expenses	38,271	42,852	48,176
Purchase of software, securities and tangible assets	¥ 23,285	¥ 20,679	¥ 26,772